Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, expense	$ 1,200,000	$ 1,200,000
Operating lease, rent expense	700,000	700,000
Short-term lease expense	500,000	500,000
Variable lease expense	$ 300,000	300,000
Operating lease, weighted average remaining lease term	2 years 9 months 14 days
Operating lease, weighted average discount rate, percent	6.30%
Discontinued Operations
Lessee, Lease, Description [Line Items]
Operating lease, expense	$ 600,000	600,000
Operating lease, rent expense	400,000	400,000
Short-term lease expense	300,000	300,000
Variable lease expense	200,000	$ 200,000
Frankfurt, Germany Office
Lessee, Lease, Description [Line Items]
Operating lease, monthly payments	$ 9,232
Rantigen, Germany
Lessee, Lease, Description [Line Items]
Operating lease, number of leases entered into | lease	2
Rantigen, Germany, Administrative Office One
Lessee, Lease, Description [Line Items]
Operating lease, monthly payments	$ 2,774
Operating lease, monthly payments, new	2,028
Rantigen, Germany, Administrative Office Two
Lessee, Lease, Description [Line Items]
Operating lease, monthly payments	1,083
Operating lease, monthly payments, new	$ 1,633